Revenue	6 Months Ended
Jun. 30, 2024
Revenue
Revenue

13.  Revenue

The following table presents revenue disaggregated by contract type:

	Six Months Ended June 30, 2024
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	64,667	—	64,667
—Distribution	—	137,044	137,044
Services—Commercialization of Marketed Products	28,222	—	28,222
—Research and Development	236	—	236
License & Collaborations—Services	35,740	—	35,740
—Royalties	34,907	—	34,907
—Manufacturing supply	4,865	—	4,865
	168,637	137,044	305,681

Third parties	168,401	135,042	303,443
Related parties (Note 15(i))	236	2,002	2,238
	168,637	137,044	305,681

	Six Months Ended June 30, 2023
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	39,808	—	39,808
—Distribution	—	173,691	173,691
Services—Commercialization of Marketed Products	25,359	—	25,359
—Research and Development	246	—	246
License & Collaborations—Services	28,718	—	28,718
—Royalties	14,982	—	14,982
—Licensing	250,070	—	250,070
	359,183	173,691	532,874

Third parties	358,937	169,439	528,376
Related parties (Note 15(i))	246	4,252	4,498
	359,183	173,691	532,874

The following table presents liability balances from contracts with customers:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	48,100	57,566
Current—Other Ventures segment (note (b))	52	73
	48,152	57,639
Non-current—Oncology/Immunology segment (note (a))	60,625	69,480
Total deferred revenue (note (c) and (d))	108,777	127,119

Notes:

(a)

Oncology/Immunology segment deferred revenue relates to unamortized upfront and milestone payments, invoiced amounts for royalties where the customer has not yet completed the in-market sale and other advance consideration received.

(b)

Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.

(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Not later than 1 year	48,152	57,639
Between 1 to 2 years	33,502	32,797
Between 2 to 3 years	21,418	30,918
Between 3 to 4 years	1,169	844
Later than 4 years	4,536	4,921
	108,777	127,119

(d)	As at January 1, 2024, deferred revenue was US$127.1 million, of which US$26.3 million was recognized during the six months ended June 30, 2024.

License and collaboration agreement with Takeda Pharmaceuticals

On January 23, 2023, the Group and Takeda Pharmaceuticals International AG (“Takeda”) entered into an exclusive out-licensing agreement (the “Takeda Agreement”) in territories outside of Mainland China, Hong Kong and Macau (the “Territory”) to further the global development, commercialization and manufacturing of Fruzaqla, also known as fruquintinib, a targeted oncology therapy for the treatment of various types of solid tumors. Under the terms of the Takeda Agreement, the Group is entitled to receive a series of payments up to US$1.13 billion, including upfront, regulatory, development and commercial sales milestone payments, plus royalties on net sales in the Territory. Fruzaqla was successfully approved for commercialization in the US in November 2023, which triggered a regulatory approval milestone of US$35 million.

Upfront and milestone payments according to the Takeda Agreement received up to June 30, 2024 are summarized as follows:

(in US$’000)
Upfront payment	400,000
Regulatory approval milestone payment achieved	35,000

Note: As of June 30, 2024, US$298.1 million of the upfront payment and US$33.3 million of the regulatory approval milestone payment were recognized as revenue, including $18.1 million and $1.3 million respectively during the six months ended June 30, 2024.

The Takeda Agreement has the following material performance obligations: (1) the licenses for the development and commercialization of Fruzaqla in the Territory and the manufacture of Fruzaqla for use in the Territory, (2) manufacturing supply and (3) services for research and development including ongoing clinical trials and regulatory submissions and manufacturing technology transfer.

The transaction price for these performance obligations includes the upfront payment, service cost reimbursements, milestone payments and sales-based royalties. Milestone payments are not included in the transaction price until they become probable that a significant reversal of revenue would not occur, which is generally when the criteria to receive the specified milestone are achieved.

The allocation of the transaction price to each relevant performance obligation was based on the relative standalone selling price of each performance obligation determined at the inception of the contract. Variable consideration is allocated entirely to a performance obligation or to a distinct good or service that forms part of a single performance obligation if the terms of the variable consideration relate to the satisfaction of the respective performance obligation and the amount allocated is consistent with the amount expected to be received for the satisfaction of the respective performance obligation. The standalone selling price of the licenses for the development and commercialization of Fruzaqla in the Territory and the manufacture of Fruzaqla for use in the Territory and manufacturing supply was determined using a discounted cash flow method based on the probability-weighted present value of forecasted cash flows associated with out-licensing Fruzaqla in the Territory, and the standalone selling price of the services for research and development of ongoing clinical trials, regulatory submissions and manufacturing technology transfer was determined using a cost plus margin approach based on the present value of estimated future service costs plus a reasonable margin. Significant assumptions included in the determination of the standalone selling prices for each performance obligation identified including forecasted revenue, probabilities of regulatory approvals, estimated future service costs, margin rates and discount rates. Based on these estimations, proportionate amounts of transaction price to be allocated to the licenses, and other performance obligations were 62% and 38% respectively at contract inception. Control of the licenses to Fruzaqla was transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Manufacturing supply is recognized at a point in time when the control of the goods is transferred. Services are performed over the term of the Takeda Agreement and amounts allocated are recognized over time using a percentage-of-completion method. Royalties are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

Revenue recognized under the Takeda Agreement is as follows:

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Manufacturing supply—Invoiced Marketed Products sales	24,806	—
—Allocated from upfront payment	4,865	—
Services—Research and Development	14,389	10,372
—Allocated from upfront and milestone payments	14,524	8,615
Royalties—Marketed Products	18,028	—
Licensing—Allocated from upfront and milestone payments	—	250,070
	76,612	269,057